Share Based Payments (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of number of options granted
Years Ended June 30,
	2020		2019		2018
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		(A$)		(A$)		(A$)
Beginning of the year	25,300,000	0.12	25,216,490	0.19	26,826,063	0.29
Issued during the year	-		2,450,000	0.10	12,100,000	0.11
Exercised during the year	-		-		-	-
Expired during the year	(3,400,000)	0.25	(2,366,490)	0.87	(11,349,573)	0.31
Forfeited during the year	(350,000)	0.07			(2,360,000)	0.19

Outstanding at year end	21,550,000	0.10	25,300,000	0.12	25,216,490	0.19

Vested and Exercisable at year end	21,550,000	0.10	25,300,000	0.12	25,216,490	0.19

Schedule of options outstanding
Series	Grant Date	Expiry Date	Exercise Price	Share options 2020	Share options 2019
			$A
PBTAH	19 February 2015	18 February 2020	0.26	-	2,000,000
PBTAR	27 May 2015	25 May 2020	0.27	-	1,400,000
PBTAS	7 June 2017	6 June 2022	0.07	7,000,000	7,350,000
PBTAAA	18 December 2017	14 December 2022	0.11	13,850,000	13,850,000
PBTAI	1 February 2018	31 January 2023	0.08	700,000	700,000
Total				21,550,000	25,300,000

Weighted average remaining contractual life of options outstanding at end of period				2.29 years	2.95 years

Schedule of valuations of options approved and issued
Series	Grant Date	Exercise Price per Share	Share Price at Grant Date	Expected Share Price Volatility	Years to Expiry	Dividend Yield	Risk-free Interest Rate
		A$	A$
PBTAY	August 5, 2013	0.66	0.38	62.00%	5.00	0%	3.05%
PBTAZ	October 2, 2013	0.66	0.41	61.00%	5.00	0%	3.24%
PBTAA	October 25, 2013	0.61	0.38	63.60%	5.00	0%	3.31%
PBTAD	November 4, 2013	0.73	0.44	68.80%	5.00	0%	3.46%
PBTAE	December 13, 2013	1.04	0.69	70.70%	5.00	0%	3.45%
PBTAF	February 7, 2014	1.12	1.18	58.50%	5.00	0%	3.44%
PBTAG	April 7, 2014	0.25	0.23	289.40%	4.00	0%	3.02%
PBTAB	October 3, 2014	0.34	0.22	130.50%	4.00	0%	2.71%
PBTAH	February 19, 2015	0.26	0.16	74.80%	5.00	0%	2.00%
PBTAR	May 27, 2015	0.27	0.17	69.40%	5.00	0%	2.25%
PBTAS	June 7, 2017	0.07	0.05	100.00%	5.00	0%	1.97%
PBTAAA	December 18, 2017	0.11	0.07	100%	5.00	0%	2.38%
PBTAI	February 1, 2018	0.08	0.06	100%	5.00	0%	2.24%

Schedule of number of shares issued under the 2004 ASX Plan
	Years Ended June 30,
	2020	2019	2018
	Number of Shares	Number of Shares	Number of Shares
Beginning of the year	13,277,715	13,277,715	13,277,715
Issued during the year	-	-	-

End of the financial year	13,277,715	13,277,715	13,277,715